DIVIDEND	12 Months Ended
Dec. 31, 2025
DIVIDEND
DIVIDEND

29.DIVIDEND

No dividend was paid or proposed for ordinary shareholders of the Company during the years ended December 31, 2023, 2024 and 2025, nor has any dividend been proposed since its incorporation.